METLIFE LOGO

                                             JOHN E. CONNOLLY, JR.
                                             ASSISTANT GENERAL COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700


The Travelers Life and Annuity Company
c/o MetLife
501 Boylston Street
Boston, MA 02116-3700

                                            March 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      The Travelers Life and Annuity Company
                  The Travelers Separate Account Eight for Variable Annuities File No. 811-08907
                  -------------------------------------------------------------

Commissioners:

Annual Reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of The Travelers Separate Account Eight for Variable Annuities of The Travelers Life and Annuity Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of Greenwich Street Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The annual reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000716716, File No. 811-03692.

The annual reports for certain series of Salomon Brothers Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

The annual reports for certain portfolios of Scudder Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The annual reports for certain portfolios of Scudder Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The annual reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

File No. 811-08907
Page 2


The annual reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                            Sincerely,

                                            /s/ John E. Connolly, Jr.
                                            John E. Connolly, Jr.
                                            Assistant General Counsel
                                            Metropolitan Life Insurance Company